Delaware Mid Cap Value Fund
Delaware Mid Cap Value Fund (the “Fund”)

DELAWARE GROUP® EQUITY FUNDS I

Delaware Mid Cap Value Fund

(the “Fund”)

Supplement to the Fund’s Statutory Prospectus

dated February 28, 2013

On November 20, 2013, the Board of Trustees of Delaware Group Equity Funds I voted to establish a maximum investment in securities issued by real estate investment trusts (REITs) for the Fund. These changes will be effective sixty (60) days after the date of this Supplement.

The following information is added to the section entitled, “Fund Summary – Mid Cap Value Fund  – What are the principal risks of investing in the Fund?”:

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

The following information is added to the section entitled, “How we manage the Fund – The securities in which the Fund typically invests”:

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Fund uses them: The Fund may invest up to 15% of its net assets in REITs, another category of income-generating equity securities.

The following information is added to the section entitled, “How we manage the Fund – The risks of investing in the Fund”:

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

How the Fund strives to manage it: We carefully select REITs based on the quality of their management and their ability to generate substantial cash flow, which we believe can help to shield them from some of the risks involved with real estate investing.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 22, 2013.